Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000135932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Minnesota Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(2.02%)	0.00%	1.61%
C000006429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Minnesota Fund (Class C) – including sales charge
Average Annual Return, Percent	(3.92%)	(0.98%)	0.60%
C000006427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Minnesota Fund (Class A) – including sales charge
Average Annual Return, Percent	(6.64%)	(1.17%)	0.89%
Without Sales Load [Member] | C000135932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Minnesota Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(2.02%)	0.00%	1.61%
Without Sales Load [Member] | C000006429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Minnesota Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(2.97%)	(0.98%)	0.60%
Without Sales Load [Member] | C000006427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Minnesota Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(2.26%)	(0.25%)	1.35%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%